Liabilities in Arrears - Judgement Settlement Agreement - Schedule of Liabilities in Arrears Judgement Settlement Agreement (Details) (Parenthetical) - USD ($)	Dec. 10, 2018	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Liabilities of short term notes payable			$ 855,660	$ 1,058,107
Judgement Settlement Agreement [Member]
Debt payments per month	$ 15,000
Debt final payments	$ 195,000	$ 195,000
Debt payment terms description	Under the terms of the Judgment Settlement Agreement, the Company was required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020. The Company made all required payments with the exception of the final payment of $195,000 which was due and payable in March of 2020.
Liabilities of short term notes payable		$ 762,921